Derivatives - Schedule of Derivative Instruments (Details) $ in Millions	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)
Designated as cash flow hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | £	£ 335,000,000		£ 728,000,000
Designated as cash flow hedges | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | $		$ 428		$ 919
Non-designated hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount	£ 5,000,000	$ 5	£ 0	$ 0